As filed with the Securities and Exchange Commission on July 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Michael A. Castino, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(630) 637-2724
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.6%
Australia - 2.2%
241,056	Aurizon Holdings Ltd	$1,108,231
26,708	Australia & New Zealand Banking Group	832,419
55,134	BHP Billiton Ltd	1,898,996
14,924	Commonwealth Bank of Australia	1,133,203
12,594	CSL Ltd	827,356
126,288	Insurance Australia Group Ltd	699,302
23,898	National Australia Bank Ltd	744,839
18,837	Rio Tinto Ltd	1,039,566
234,282	Telstra Corporation Ltd	1,164,302
24,555	Wesfarmers Ltd	990,865
130,720	Westfield Group	1,301,701
273,638	Westfield Retail Trust	812,368
28,114	Westpac Banking Corporation	900,573
17,798	Woodside Petroleum Ltd	698,490
41,248	Woolworths Ltd	1,440,678
		15,592,889
Austria - 2.1%
4,488	Andritz AG	267,320
21,640	BUWOG AG *	402,982
60,530	Erste Group Bank AG	2,103,232
432,831	IMMOFINANZ AG	1,538,766
8,655	Oesterreichische Post AG	403,261
48,257	OMV AG	1,999,114
27,497	Raiffeisen Bank International +	920,952
149,168	Telekom Austria AG +	1,450,422
69,396	Verbund AG +	1,348,492
27,395	Vienna Insurance Group AG	1,481,053
34,178	Voestalpine AG	1,581,499
79,091	Wienerberger AG	1,419,366
		14,916,459
Belgium - 2.5%
30,657	Ageas	1,288,815
24,404	Anheuser-Busch InBev NV	2,678,289
72,066	Belgacom SA	2,387,661
47,205	Colruyt SA	2,645,022
25,733	Delhaize Group SA +	1,829,678
16,207	Groupe Bruxelles Lambert SA	1,687,442
28,527	KBC Groep NV *	1,698,188
1,535	Solvay SA	248,269
22,663	UCB SA	1,806,639
23,624	Umicore SA +	1,136,132
		17,406,135
Brazil - 2.0%
365,700	AMBEV SA	2,601,999
82,100	Banco do Brasil SA	836,282
81,400	BB Seguridade Participacoes SA	1,029,717
86,200	BRF SA	1,864,210

147,500	CCR SA	1,162,724
110,700	Cia Siderurgica Nacional SA	427,423
117,200	Cielo SA	2,091,531
190,700	Embraer SA	1,727,136
241,700	Petrol Brasileiros SA	1,810,349
169,400	Tim Participacoes SA	924,014
		14,475,385
Canada - 2.8%
10,100	Bank Of Montreal *	710,530
16,100	Bank Of Nova Scotia *	1,033,886
7,100	Canadian Imperial Bank Of Commerce *	626,382
24,200	Canadian National Railway Company *	1,467,668
36,700	Canadian Natural Resources Ltd *	1,493,656
57,900	Canadian Oil Sands Ltd * +	1,218,020
31,500	Canadian Utilities Ltd *	1,140,252
30,100	Crescent Point Energy Corporation * +	1,233,925
1,900	Fairfax Financial Holdings Ltd *	855,657
53,400	Goldcorp, Inc. *	1,256,818
17,500	Intact Financial Corporation *	1,155,584
36,600	Manulife Financial Corporation *	670,027
17,900	National Bank Of Canada *	751,130
24,800	Pembina Pipeline Corporation *	979,146
28,100	Potash Corp of Saskatchewan, Inc. *	1,019,769
17,600	Rogers Communications, Inc.	711,272
16,200	Royal Bank Of Canada *	1,115,160
44,900	Shaw Communications, Inc. * +	1,117,634
18,700	Toronto-Dominion Bank *	927,153
		19,483,669
Chile - 2.5%
3,173,012	Aguas Andinas SA	2,064,560
9,692,931	Banco de Chile	1,293,296
16,599	Banco de Credito Inversiones	954,539
30,461,664	Banco Santande Chile	1,901,636
32,168	CAP SA	463,106
107,561	Compania Cervecerias Unidas SA	1,265,091
65,785,485	CorpBanca SA	786,639
1,155,987	Empresa Nacional de Electricidad SA	1,706,293
307,733	Empresas CMPC SA	674,342
6,990,483	Enersis SA	2,277,403
99,265	ENTEL Chile SA	1,246,594
119,310	Latam Airlines Group SA *	1,722,008
41,527	Sociedad Quimica y Minera de CV	1,259,399
		17,614,906
China - 3.5%
2,889,000	Agricultural Bank of China Ltd	1,289,308
400,000	Anhui Conch Cement Company Ltd +	1,439,452
13,100	Baidu, Inc. - ADR,*	2,174,600
4,947,000	Bank Of China Ltd	2,354,514
1,886,000	Bank Of Communication Company Ltd	1,262,531
5,341,000	China Construction Bank	3,919,836
463,000	China Life Insurance Company Ltd	1,272,019
186,000	China Mengniu Dairy Company Ltd	912,853
1,722,000	China Petroleum & Chemical Corporation	1,561,426
88,000	ENN Energy Holdings Ltd	622,576

170,000	Hongkong Land Holdings Ltd	1,193,400
13,600	Jardine Matheson Holdings Ltd	836,400
19,500	Jardine Strategic Holdings Ltd	709,605
1,338,000	PetroChina Company Ltd	1,596,360
141,000	Ping An Insurance Group Company of China Ltd	1,090,288
147,200	Sands China Ltd	1,072,727
597,000	Want Want China Holdings Ltd	833,172
227,600	Wynn Macau Ltd	946,749
		25,087,816
Colombia - 2.6%
133,405	Almacenes Exito SA	2,143,701
120,120	Banco Davivienda SA	1,863,140
295,382	Cemex Latam Holdings SA *	2,714,081
146,264	Corp Financiera Colombiana SA	2,874,343
1,311,539	Ecopetrol SA	2,370,106
154,782	Grupo Argos SA	1,753,280
121,301	Grupo de Inversiones Suramericana SA	2,447,685
60,704	Grupo Nutresa SA	868,000
1,027,455	Isagen SA ESP	1,553,592
		18,587,928
France - 2.1%
8,878	Air Liquide SA	1,293,112
28,957	AXA SA	714,856
11,521	BNP Paribas SA	806,764
13,769	Cie De St-Gobain	784,464
15,177	Danone	1,130,222
8,649	Essilor International SA	908,535
4,433	L'oreal SA	773,489
5,689	LVMH Moet Hennessy Louis Vuitton SA	1,131,844
50,206	Orange SA	839,402
8,673	Pernod Ricard SA	1,063,450
12,388	Sanofi	1,324,602
10,787	Schneider Electric SA	1,015,780
18,825	Total SA +	1,321,053
11,802	Vinci SA	873,579
25,584	Vivendi SA	670,996
		14,652,148
Germany - 2.5%
10,140	Adidas AG	1,088,379
6,463	Allianz SE	1,095,976
14,050	BASF SE	1,617,802
9,902	Bayer AG	1,432,138
8,430	Bayerische Motoren Werke AG	1,058,246
15,736	Daimler AG	1,495,112
26,242	Deutsche Bank AG +	1,062,966
25,222	Deutsche Post AG	935,524
119,087	Deutsche Telekom AG	2,000,773
43,287	E.ON SE	842,916
8,148	Fresenius SE & Company KGaA	1,215,664
4,453	Linde AG	930,250
18,081	SAP AG +	1,384,191
12,806	Siemens AG	1,701,322
		17,861,259

Hong Kong - 4.7%
138,400	AIA Group Ltd	693,522
107,500	Beijing Enterprise Holdings Ltd	918,602
63,000	Cheung Kong (Holdings) Ltd	1,125,443
170,000	Cheung Kong Infrastructure Holdings Ltd	1,159,946
226,000	China Merchant Holdings (International) Company Ltd	667,539
77,000	China Mobile Ltd	753,320
346,000	China Overseas Land & Investment Ltd	901,489
316,000	China Resources Enterprise Ltd	886,501
306,000	China Resources Land Ltd	619,661
312,000	China Resources Power Holdings Company Ltd	818,940
550,000	China Unicom (Hong Kong) Ltd	822,913
328,700	Esprit Holdings Ltd	485,019
687,000	Fosun International Ltd	810,795
83,000	Galaxy Entertainment Group Ltd	663,212
179,000	Hang Lung Group Ltd	1,007,791
287,000	Hang Lung Properties Ltd	910,647
159,000	Henderson Land Development Company Ltd	1,035,670
574,000	Hong Kong & China Gas Company Ltd	1,387,441
58,700	Hong Kong Exchanges and Clearing Ltd	1,092,540
86,000	Hutchison Whampoa Ltd	1,153,625
3,753,000	Industrial & Commercial Bank of China	2,439,732
440,000	Kunlun Energy Company Ltd	717,353
626,000	Lenovo Group Ltd	775,137
594,000	Li & Fung Ltd	862,696
964,333	New World Development Company	1,107,006
560,000	Sino Land Company Ltd	868,211
659,500	Sinopec Engineering Group Company Ltd	760,476
214,000	SJM Holdings Ltd	614,153
726,000	Sun Art Retail Group Ltd +	853,077
77,000	Sun Hung Kai Properties Ltd	1,052,760
263,500	Techtronic Industries Company Ltd	830,984
151,000	Tencent Holdings Limited	2,128,777
348,000	Tingyi Cayman Island Holding Corporation	991,984
105,000	Wharf (Holdings) Ltd	743,523
171,000	Wheelock and Company Ltd	691,459
		33,351,944
India - 1.7%
46,425	Axis Bank Ltd - Gdr Reg S	1,452,638
39,800	ICICI Bank Ltd - ADR,*	1,976,866
36,200	Infosys Ltd - ADR	1,861,766
88,371	Larsen & Toubro Ltd +	2,303,832
83,111	Mahindra & Mahindra Ltd	1,714,580
42,717	Reliance Industries GDR	1,527,987
38,200	Tata Motors Ltd - ADR	1,422,568
		12,260,237
Indonesia - 3.5%
12,546,000	Adaro Energy Tbk	1,316,390
2,842,700	Astra International Tbk PT	1,722,664
2,483,500	Bank Central Asia Tbk PT	2,292,052
1,826,500	Bank Mandiri Persero Tbk PT	1,591,832
2,530,300	Bank Negara Indonesia Persero	1,034,876
1,967,000	Bank Rakyat Indonesia Persero	1,718,493
281,000	Gudang Garam Tbk PT	1,252,767
394,000	Indocement Tunggal Prakarsa Tbk	764,377

1,675,300	Indofood Sukses Makmur Tbk PT	979,351
6,326,500	Kalbe Farma Tbk PT	834,502
10,819,600	Lippo Karawaci Tbk PT	959,168
736,000	Matahari Department Store Tbk	915,666
3,055,500	Perusahaan Gas Negara Persero	1,419,793
1,855,000	PT XL Axiata Tbk	869,904
843,000	Semen Indonesia Persero Tbk PT	1,063,227
10,305,800	Telekomunikasi Indonesian Persero	2,273,014
2,573,000	Tower Bersama Infrustructure Tbk	1,691,458
479,500	Unilever Indonesia Tbk PT	1,196,183
562,000	United Tractors Tbk PT	1,043,370
		24,939,087
Ireland - 2.1%
28,100	Alkermes PLC *	1,287,261
3,419,302	Bank Of Ireland *	1,314,417
112,030	CRH PLC	3,066,512
112,638	Glanbia PLC	1,755,003
13,400	Jazz Pharmaceuticals PLC *	1,900,924
28,114	Kerry Group PLC	2,140,387
24,960	Paddy Power PLC	1,778,798
17,400	Ryanair Holdings PLC - ADR,*	989,364
37,883	Smurfit Kappa Group PLC	914,038
		15,146,704
Israel - 2.4%
245,118	Bank Hapoalim BM	1,428,776
349,835	Bank Leumi Le-Israel BM *	1,382,604
35,500	Check Point Software Technology Ltd *	2,289,040
20,782	Elbit Systems Ltd	1,298,707
181,207	Israel Chemicals Ltd	1,593,493
1,967	Israel Corporation Ltd *	1,144,852
6,856,611	Isramco Negev 2 LP *	1,511,827
30,000	Mellanox Technologies Ltd *	947,400
35,995	NICE Systems Ltd	1,398,749
8,429	Taro Pharmaceutical Industries Ltd *	898,026
67,422	Teva Pharmaceutical Industries Ltd	3,378,814
		17,272,288
Italy - 2.1%
63,402	Assicurazioni Generali SpA +	1,435,553
46,638	Atlantia SpA	1,295,659
319,194	Enel SpA	1,806,586
36,204	Eni SpA +	922,386
101,410	Fiat SpA *	1,059,594
463,554	Intesa Sanpaolo SpA	1,553,205
32,932	Luxottica Group SpA	1,880,956
35,393	Saipem SpA *	922,469
246,302	Snam SpA	1,445,735
1,089,399	Telecom Italia SpA *	1,352,857
156,707	Unicredit SpA	1,366,078
		15,041,078
Japan - 5.1%
48,700	FUJIFILM Holdings Corporation	1,257,206
61,400	Honda Motor Company	2,149,000
59,700	Hoya Corporation	1,847,885
120,500	Inpex Corporation	1,737,662

52,400	Japan Tobacco, Inc.	1,772,747
343,800	JX Holdings, Inc.	1,789,921
56,200	Kao Corporation	2,220,949
21,600	Kddi Corporation	1,284,330
22,100	Lawson, Inc.	1,586,945
114,500	Mitsubishi UFJ Financial Group, Inc.	644,484
994,700	Mizuho Financial Group, Inc.	1,934,682
30,600	Nippon Telephone and Telegraph Corporation	1,816,161
11,100	Oriental Land Company Ltd	1,848,183
52,800	Otsuka Holdings Company Ltd	1,490,122
50,800	Seven & I Holdings Company Ltd	2,030,004
18,100	SoftBank Corporation	1,305,938
94,300	Sumitomo Electric Industries Ltd	1,267,214
47,100	Sumitomo Mitsui Financial Group Ltd	1,899,268
32,900	Takeda Pharmaceutical Company Ltd	1,488,903
55,400	Toyota Motor Corporation	3,135,161
61,500	Toyota Tsusho Corporation	1,628,119
		36,134,884
Malaysia - 4.8%
756,800	AMMB Holdings Bhd	1,728,886
1,218,800	Axiata Group Bhd	2,628,784
1,422,900	Felda Global Ventures Holdings Bhd	1,877,714
965,800	Gamuda Bhd	1,322,602
946,900	Genting Malaysia Bhd	1,199,466
1,430,000	IHH Healthcare Bhd	1,829,225
761,400	IJM Corporation Bhd	1,585,361
1,090,200	IOI Corporation Bhd	1,672,794
896,000	Malayan Banking Bhd	2,755,207
548,800	Malaysia Airports Holdings Bhd	1,291,294
174,700	Petronas Dagangan Bhd	1,372,371
386,200	Public Bank Bhd	2,596,302
561,700	RHB Capital Bhd	1,468,497
733,000	Sapurakencana Petroleum Bhd *	951,326
942,400	Sime Darby Bhd	2,801,096
1,055,400	Telekom Malaysia Bhd	2,029,994
651,400	Tenaga Nasional Bhd	2,445,031
1,252,900	UEM Sunrise Bhd	799,392
486,400	UMW Holdings Bhd	1,634,958
		33,990,300
Mexico - 2.8%
618,400	Alfa SAB De CV	1,734,974
2,414,900	America Movil SAB de CV	2,334,788
449,600	Arca Continental SAB De CV	2,915,502
113,900	Coca-Cola FEMSA SAB de CB	1,315,434
412,900	Grupo Bimbo SAB de CV	1,195,359
297,600	Grupo Financiero Banorte SAB de CV	2,173,349
791,800	Grupo Financiero Santander Mexico SAB de CV	2,123,538
842,500	Grupo Mexico SAB de CV	2,771,964
197,700	Kimberly-Clark de Mexico SAB de CV	533,443
1,124,000	Wal-Mart de Mexico SAB de CV	2,859,724
		19,958,075
Netherlands - 2.5%
98,306	Aegon NV	852,819
16,401	Akzo Nobel NV	1,229,198
69,036	CNH Industrial NV	755,680

26,708	European Aeronautic Defence and Space Company EADS N.V. +	1,915,386
20,137	Heineken NV	1,419,436
122,771	ING Groep NV *	1,719,587
83,025	Koninklijke Ahold NV	1,508,640
6,985	Koninklijke DSM NV	503,696
409,963	Koninklijke KPN NV *	1,515,028
38,832	Koninklijke Philips NV	1,226,486
59,745	Reed Elsevier NV	1,337,684
69,036	Unilever NV	2,988,840
26,600	Yandex NV *	828,324
		17,800,804
New Zealand - 2.6%
665,495	Auckland International	2,181,303
769,528	Fisher & Paykel Healthcare Corporation	3,005,841
312,742	Fletcher Building Ltd	2,376,802
883,057	Mighty River Power NPV +	1,717,149
245,931	Ryman Healthcare Ltd	1,737,482
336,966	Sky Network Television Ltd	1,888,486
559,654	SKYCITY Entertainment Group Ltd	1,900,918
1,046,389	Telecom Corp Of New Zealand Ltd	2,390,172
190,747	Trade Me Group Ltd	583,101
28,944	Xero Limited * +	786,489
		18,567,743
Peru - 2.3%
830,597	Alicorp SAA	2,552,911
287,074	BBVA Banco Continental SA	584,425
255,511	Cementos Pacasmayo SAA	452,722
21,000	Credicorp Ltd	3,281,250
3,335,407	Ferreycorp SAA	2,255,365
427,571	Grana y Montero SA	1,445,593
67,917	Intercorp Financial Services, Inc.	2,239,903
1,463,750	Union Andina de Cementos SAA	1,783,705
4,447,087	Volcan Cia Minera SAA	1,720,623
		16,316,497
Philippines - 2.8%
1,499,200	Alliance Global Group, Inc.	1,015,913
101,160	Ayala Corporation	1,428,794
2,076,500	Ayala Land, Inc.	1,423,723
691,020	BDO Unibank, Inc.	1,396,096
58,980	GT Capital Holdings, Inc.	1,153,180
564,450	International Container Terminal Services, Inc.	1,393,226
1,269,560	JG Summit Holdings, Inc.	1,430,449
139,870	Manila Electric Company	815,149
12,577,700	Metro Pacific Investments Corporation	1,437,287
41,120	Philippine Long Distance Telephone Company	2,650,175
356,796	Security Bank Corporation	1,009,515
93,350	SM Investments Corporation	1,676,908
4,712,400	SM Prime Holdings Ltd	1,805,047
369,570	Universal Robina Corporation	1,258,506
		19,893,968
Poland - 2.3%
79,671	Asseco Poland SA	1,074,027
22,272	Bank Handlowy w Warszawie SA	879,076

31,205	Bank Pekao SA	1,907,918
7,525	Bank Zachodni WBK SA	907,777
184,041	Cyfrowy Polsat SA	1,321,186
40,167	Eurocash SA	575,904
480	LPP SA	1,321,050
39,440	Lubelski Wegiel Bogdanka SA	1,494,949
247,293	PGE SA	1,707,605
971,687	Polskie Gornictwo Naftowe i Gazownictwo SA	1,489,262
171,920	Powszechna Kasa Oszczednosci Bank Polski SA	2,300,615
428,149	Telekomunikacja Polska SA	1,474,697
		16,454,066
Republic of Korea - 2.3%
807	Amorepacific Corporation	1,146,190
11,960	Cheil Industries, Inc.	778,420
3,091	E-Mart Company Ltd	708,973
20,210	Hana Financial Group, Inc.	733,955
25,970	KB Financial Group, Inc.	884,589
16,454	Kia Motors Corporation	948,339
24,260	Korea Electric Power Corporation	929,784
3,026	LG Chem Ltd	771,182
1,375	LG Household & Health Care Ltd	687,365
1,168	Naver Corporation	867,814
11,726	Samsung Electro-Mechanics Company Ltd	722,961
2,810	Samsung Electronics Company Ltd	3,974,544
3,122	Samsung Fire & Marine Insurance Company Ltd	795,648
8,307	Samsung Life Insurance Company Ltd	813,438
25,290	SK Hynix, Inc. *	1,094,446
3,292	SK Telecom Company Ltd	708,286
		16,565,934
Russian Federation - 2.4%
99,630	Gazprom OAO	812,084
48,697	LUKOIL OAO	2,755,276
7,948	Magnit OJSC	462,574
109,500	Mobile Telesystems OJSC - ADR	2,024,655
16,232	NovaTek OAO	1,882,912
294,557	Rosneft Oil OJSC *	1,921,101
270,536	Sberbank Of Russia	2,717,534
394,642	Surgutneftegas OAO *	2,894,699
42,421	Tatneft OAO	1,516,551
		16,987,386
Singapore - 3.1%
30,000	Avago Technologies Ltd	2,120,100
107,000	City Developments Ltd	883,776
856,000	ComfortDelGro Corporation Ltd	1,590,114
210,000	DBS Group Holdings Ltd	2,829,467
941,000	Genting Singapore PLC	1,009,045
1,989,000	Golden Agri-Resources Ltd	911,803
2,248,000	Hutchison Port Holdings Trust	1,686,000
22,000	Jardine Cycle & Carriage Ltd	764,379
893,000	Noble Group Ltd	986,052
208,000	Sembcorp Industries Ltd	897,138
276,000	Sembcorp Marine Ltd	906,577
299,000	Singapore Exchange Ltd	1,642,438
627,000	Singapore Press Holdings Ltd +	2,049,510

358,000	Singapore Technologies Engineering Ltd	1,104,568
562,000	Singapore Telecommunications Ltd	1,747,429
354,000	Wilmar International Ltd	905,955
		22,034,351
South Africa - 2.8%
142,424	Anglogold Ashanti Ltd *	2,218,943
74,712	Barclays Africa Group Ltd	1,087,831
45,272	Bidvest Group Ltd +	1,258,165
41,335	Imperial Holdings Ltd	782,993
18,483	Kumba Iron Ore Ltd +	564,049
99,537	MTN Group Ltd	2,097,852
22,182	Naspers Ltd	2,445,343
40,948	Nedbank Group Ltd	858,420
68,133	Remgro Ltd	1,411,708
228,097	Sanlam Ltd	1,273,941
39,457	Sasol Ltd	2,219,215
91,823	Standard Bank Group Ltd	1,228,957
203,687	Steinhoff International Holdings	1,029,833
59,249	Vodacom Group Ltd +	718,363
128,630	Woolworths Holdings Ltd	910,803
		20,106,416
Spain - 2.0%
36,578	Abertis Infraestructuras SA	801,526
50,438	Amadeus It Holding SA	2,215,974
137,373	Banco Bilbao Vizcaya Argentari	1,761,005
282,363	Banco de Sabadell SA	933,012
99,493	Banco Popular Espanol SA	702,672
274,890	Banco Santander SA	2,819,385
140,808	Iberdrola SA	1,013,271
9,196	Inditex SA	1,335,043
39,144	Repsol SA	1,102,674
100,496	Telefonica SA	1,686,372
		14,370,934
Sweden - 1.8%
21,064	Assa Abloy AB	1,063,587
112,304	Ericsson	1,407,156
43,843	Hennes & Mauritz AB	1,852,780
28,114	Hexagon AB +	883,499
25,894	Investor AB	1,016,103
58,636	Nordea Bank AB	864,820
76,914	Sandvik AB +	1,095,323
53,859	Skandinaviska Enskilda Banken AB	731,185
29,927	Svenska Cellulosa AB SCA	832,697
12,611	Svenska Handelsbanken AB	640,915
26,708	Swedbank AB	710,404
114,537	Teliasonera AB	848,416
77,498	Volvo AB	1,126,801
		13,073,686
Switzerland - 2.6%
91,277	ABB Ltd	2,168,020
2,181	Cie Financiere Richemont SA	229,790
47,349	Credit Suisse Group AG	1,407,516
181,129	Glencore Xstrata PLC	981,714
42,310	Nestle SA	3,319,126

36,221	Novartis AG	3,247,958
9,733	Roche Holdings AG	2,863,926
2,357	Swiss Re AG	209,642
2,312	Syngenta AG	889,429
102,522	UBS AG	2,058,454
4,025	Zurich Insurance Group AG	1,207,725
		18,583,300
Taiwan, Province of China - 3.0%
2,240,000	China Steel Corporation	1,837,688
732,000	Chunghwa Telecom Company Ltd	2,343,533
260,000	Delta Electronics, Inc.	1,690,817
3,692,000	First Financial Holding Company Ltd	2,290,147
808,000	Hon Hai Precision Industry Company	2,489,843
865,000	Pou Chen Corporation	954,845
4,325,000	Taiwan Cooperative Financial Holdings	2,372,689
480,000	Taiwan Mobile Company Ltd	1,583,165
1,050,000	Taiwan Semiconductor Manufacturing Company Ltd	4,184,523
1,465,000	Teco Electric & Machinery Company	1,641,593
		21,388,843
Thailand - 3.3%
164,900	Airports Of Thailand PCL	941,783
1,278,800	Bank Of Ayudhya PCL	1,499,659
1,388,100	Banpu PCL	1,226,162
149,800	Big C Supercenter PCL	862,388
4,930,200	BTS Group Holdings PCL	1,268,967
847,300	Central Pattana PCL	1,213,009
1,125,000	Charoen Pokphand Foods PCL	950,921
756,500	Delta Electronics Thailand PCL	1,313,448
337,200	Kasikornbank PCL	1,925,830
2,503,800	Krung Thai Bank PCL	1,441,420
2,889,200	Land & Houses PCL	853,647
590,500	PTT Global Chemical PCL	1,236,579
598,900	Shin Corporation PCL	1,354,503
150,000	Siam Cement PCL	1,909,839
902,800	Siam Makro PCL	1,017,472
4,158,000	Thai Beverage PLC +	2,088,448
633,500	Thai Oil PCL	959,995
615,400	Thai Union Frozen Products PCL	1,274,663
		23,338,733
Turkey - 2.7%
123,335	Anadolu Efes Biracilik Ve Malt	1,543,599
115,402	BIM Birlesik Magazalar AS	2,533,738
54,774	Coca Cola Icecek AS	1,453,310
453,919	Enka Insaat ve Sanayi AS	1,261,728
752,920	Eregli Demir ve Celik Fabrikal +	1,120,011
352,190	Haci Omer Sabanci Holding AS	1,712,758
101,592	Tav Havalimanlari Holding AS	808,900
62,316	Tupras Turkiye Petrol Rafineri	1,515,265
337,065	Turk Hava Yollari	1,145,834
355,301	Turkcell Iletisim Hizmetleri AS *	2,227,619
279,976	Turkiye Garanti Bankasi AS	1,141,315
194,288	Turkiye Halk Bankasi AS	1,509,914
598,644	Yapi ve Kredi Bankasi AS	1,395,713
		19,369,704

United Kingdom - 3.1%
44,634	Anglo American PLC	1,090,431
11,895	AstraZeneca PLC	854,058
79,468	BG Group PLC	1,626,417
151,535	BP PLC	1,277,630
174,155	Centrica PLC	979,675
79,419	Compass Group PLC	1,325,225
19,660	DCC PLC	1,156,684
35,420	Diageo PLC	1,139,325
39,490	GlaxoSmithKline PLC	1,059,748
100,872	HSBC Holdings PLC	1,063,857
262,467	Legal & General Group PLC	1,012,754
84,926	National Grid PLC	1,266,936
10,142	Next PLC	1,128,797
11,979	Reckitt Benckiser Group PLC	1,024,035
70,271	Reed Elsevier PLC	1,120,162
50,318	Rolls-Royce Holdings PLC *	877,164
25,487	Royal Dutch Shell PLC	1,040,259
158,267	Tesco Corporation	805,276
8,020	Unilever PLC	360,274
192,674	Vodafone Group PLC	676,599
48,800	WPP PLC	1,052,743
		21,938,049
TOTAL COMMON STOCKS (Cost $641,957,978)		680,563,605

EXCHANGE TRADED NOTES - 2.1%
India - 2.1%
221,500	iPath MSCI India Index ETN *	14,641,150
TOTAL EXCHANGE TRADED NOTES (Cost $12,192,180)		14,641,150

PREFERRED STOCKS - 1.2%
Brazil - 1.2%
128,000	Banco Bradesco SA	1,789,475
230,400	Cia Energetica de Minas Gerais	1,607,442
21,800	Companhia Brasileira de Distribuicao Grupo de Acucar	990,502
123,000	Itau Unibanco Holdings SA	1,915,029
51,100	Telefonica Brasil SA	1,028,706
110,500	Vale SA	1,270,087
		8,601,241
United Kingdom - 0.0%
6,646,132	Rolls Royce Holdings PLC *	11,140
TOTAL PREFERRED STOCKS (Cost $7,985,348)		8,612,381

REITS - 0.8%
Singapore - 0.5%
790,000	CapitaCommercial Trust +	1,064,418
752,000	CapitaMall Trust	1,241,043
764,000	Suntec Real Estate Investment Trust	1,093,343
		3,398,804
South Africa - 0.1%
436,070	Growthpoint Properties Ltd	968,262
Turkey - 0.2%
960,259	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,226,992
TOTAL REITS (Cost $4,841,945)		5,594,058

WARRANTS - 0.0%
Thailand - 0.0%
571,660	Land & Houses PCL Warrant, 3.50%	101,864
TOTAL WARRANTS (Cost $0)		101,864

MONEY MARKET FUNDS - 0.0%
23,031	Short Term Investment Trust Liquid Assets Portfolio, 0.06% (a)	23,031
TOTAL MONEY MARKET FUNDS (Cost $23,031)		23,031
TOTAL INVESTMENTS - 99.7% (Cost $667,000,482)		709,536,089
Other Assets in Excess of Liabilities - 0.3%		2,319,770
NET ASSETS - 100.0%		$711,855,859

(a)	Annualized seven-day yield as of May 31, 2014
*	Non-income producing security.
+	All or a portion of this security is out on loan as of May 31, 2014
ADR	American Depository Receipt
GDR	Global Depository Receipt
Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Vident Core US Equity Fund
Schedule of Investments
May 31, 2014 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 95.7%
Consumer Discretionary - 12.2%
8,485	Aarons, Inc.	$278,647
4,132	Abercrombie & Fitch Company	157,057
14,642	American Eagle Outfitters, Inc.	157,109
5,935	American Public Education, Inc. *	209,743
4,094	ANN, Inc. *	159,134
7,380	Apollo Education Group, Inc. *	197,784
1,750	Autoliv, Inc.	185,500
5,818	Best Buy, Inc.	160,926
7,208	Big Lots, Inc. *	305,908
8,910	Bridgepoint Education, Inc. *	115,741
4,377	Brinker International, Inc.	217,318
5,502	Brown Shoe, Inc.	154,881
3,943	Buckle, Inc.	176,844
10,310	Cablevision Systems Corporation	181,765
2,858	Capella Education Company	163,592
5,314	Carnival Corporation	212,719
9,492	Chico's FAS, Inc.	143,899
3,438	Childrens Place Retail Stores, Inc.	166,331
3,416	Coach, Inc.	139,065
4,320	Comcast Corporation	225,504
8,728	Crocs, Inc. *	130,309
5,303	Dana Holding Corporation	117,408
4,537	Darden Restaurants, Inc.	227,394
9,738	DeVry Education Group, Inc.	411,236
1,632	Dillards, Inc.	184,008
3,821	Drew Industries, Inc.	185,395
4,380	DSW, Inc.	109,719
10,140	Express, Inc. *	127,865
4,556	Family Dollar Stores, Inc.	266,982
4,463	Foot Locker, Inc.	215,027
12,546	Fred's, Inc.	191,577
5,224	Gamestop Corporation	197,728
4,746	Gannett, Inc.	131,891
4,711	General Motors Company	162,906
2,359	Genesco, Inc. *	176,666
2,997	Genuine Parts Company	258,731
5,621	Guess', Inc.	143,336
10,506	International Game Technology	131,850
6,201	International Speedway Corporation	192,789
4,681	ITT Educational Services, Inc. *	80,607
4,403	John Wiley & Sons, Inc.	241,196
7,950	K12, Inc. *	182,532
4,811	Kohls Corporation	261,911
22,923	LeapFrog Enterprises, Inc. *	158,856
2,378	Lear Corporation	209,383
6,249	Leggett & Platt, Inc.	211,966
3,311	Macy's, Inc.	198,296

4,481	McDonalds Corporation	454,508
3,458	Mens Wearhouse, Inc.	172,139
3,966	Meredith Corporation	178,311
10,135	Modine Manufacturing Company *	154,762
3,258	Nordstrom, Inc.	221,740
26,070	Office Depot, Inc. *	133,478
2,967	Omnicom Group, Inc.	211,102
16,961	Penn National Gaming, Inc. *	197,765
13,992	Pep Boys - Manny, Moe & Jack *	142,579
4,268	PetSmart, Inc.	245,282
5,069	Pier 1 Imports, Inc.	89,265
16,259	Regis Corporation	223,724
3,917	Ross Stores, Inc.	268,119
5,107	Scholastic Corporation	162,811
5,026	Select Comfort Corporation *	93,182
11,241	Smith & Wesson Holding Corporation *	178,507
8,265	Stage Stores, Inc.	151,828
3,552	Standard Motor Products, Inc.	147,479
17,163	Staples, Inc.	193,084
9,630	Stein Mart, Inc.	130,198
4,805	Steiner Leisure Ltd *	193,065
2,096	Sturm, Ruger & Company, Inc.	127,060
10,267	Superior Industries International, Inc.	204,313
5,375	Target Corporation	305,085
5,040	The Gap, Inc.	207,799
26,139	The Wendy's Company	214,340
1,569	Time Warner Cable, Inc.	221,480
1,631	TRW Automotive Holdings Corporation *	138,423
2,106	Tupperware Brands Corporation	176,314
8,487	Vera Bradley, Inc. *	228,725
7,858	Weight Watchers International, Inc.	163,682
1,042	Whirlpool Corporation	149,579
2,963	Williams-Sonoma, Inc.	198,284
		15,095,043
Consumer Staples - 8.9%
13,496	Altria Group, Inc.	560,894
10,651	Archer Daniels Midland Company	478,656
26,852	Chiquita Brands International, Inc. *	275,501
7,426	CVS Caremark Corporation	581,604
21,226	Dean Foods Company	368,908
9,746	Dr Pepper Snapple Group, Inc.	562,344
15,881	Fresh Del Monte Produce, Inc.	460,072
36,806	Harbinger Group, Inc. *	435,783
3,013	Herbalife Ltd	195,333
5,145	Ingredion, Inc.	391,792
6,928	Inter Parfums, Inc.	206,939
8,460	Pepsico, Inc.	747,272
5,112	Philip Morris International, Inc.	452,616
10,418	Pilgrim's Pride Corporation *	265,034
17,396	Safeway, Inc.	597,379
6,020	Sanderson Farms, Inc.	556,910
16,596	SpartanNash Company	402,951
15,618	Sysco Corporation	586,143
5,291	The J.M. Smucker Company	542,857

13,505	The Kroger Company	644,729
11,573	Tyson Foods, Inc.	491,390
7,831	Universal Corporation	419,350
11,206	Wal-Mart Stores, Inc.	860,285
		11,084,742
Energy - 11.8%
15,395	Alon USA Energy, Inc.	230,155
33,826	Alpha Natural Resources, Inc. *	114,332
6,579	Baker Hughes, Inc.	463,951
17,551	C&J Energy Services, Inc. *	537,236
13,763	Chesapeake Energy Corporation	395,273
5,835	Chevron Corporation	716,480
24,300	Cloud Peak Energy, Inc. *	448,821
9,168	ConocoPhillips	732,890
6,727	Delek US Holdings, Inc.	209,008
19,637	Denbury Resources, Inc.	331,669
7,300	Devon Energy Corporation	539,470
9,152	Diamond Offshore Drilling, Inc.	467,301
10,151	Exxon Mobil Corporation	1,020,480
15,656	Green Plains Renewable Energy, Inc.	457,468
3,362	Helmerich & Payne, Inc.	369,652
4,481	Hess Corporation	409,115
5,822	HollyFrontier Corporation	286,734
74,035	ION Geophysical Corporation *	308,726
30,943	Key Energy Services, Inc. *	249,091
10,223	Marathon Oil Corporation	374,775
2,815	Marathon Petroleum Corporation	251,633
6,509	Murphy Oil Corporation	401,410
15,908	Nabors Industries Ltd	417,267
4,359	National Oilwell Varco, Inc.	356,871
12,421	Newfield Exploration Company *	453,118
4,893	Occidental Petroleum Corporation	487,783
11,186	Patterson-UTI Energy, Inc.	370,145
11,591	PBF Energy, Inc.	369,869
15,472	Peabody Energy Corporation	250,028
38,664	SandRidge Energy, Inc. *	257,889
6,387	Stone Energy Corporation *	283,519
11,344	Superior Energy Services, Inc.	376,507
19,151	Swift Energy Company *	207,788
12,374	Tesco Corporation	263,566
9,578	Transocean Ltd	406,969
5,516	Valero Energy Corporation	309,172
15,517	W&T Offshore, Inc.	227,635
5,438	Western Refining, Inc.	223,067
		14,576,863
Financials - 12.7%
2,112	ACE Ltd	219,036
2,312	Aflac, Inc.	141,564
7,301	AllianceBernstein Holding L.P.	177,049
3,626	Allstate Corporation	211,251
5,335	American Equity Investment Life Holding Company	120,144
2,161	American International Group, Inc.	116,845
2,164	American National Insurance Company	247,778
4,812	Argo Group International Holdings Ltd	233,141

6,138	Aspen Insurance Holdings Ltd	282,041
9,772	Associated Banc Corporation	168,372
3,000	Assurant, Inc.	203,430
11,837	Astoria Financial Corporation	151,277
5,103	AXIS Capital Holdings Ltd	234,687
7,166	Bank Of America Corporation	108,493
18,234	BGC Partners, Inc.	127,638
1,685	Capital One Financial Corporation	132,930
31,242	Capitol Federal Financial, Inc.	378,028
9,201	Cardinal Financial Corporation	159,821
5,373	Cash America International, Inc.	255,271
3,961	Cincinnati Financial Corporation	194,168
2,057	Citigroup, Inc.	97,852
3,803	CNA Financial Corporation	152,805
5,154	CNO Financial Group, Inc.	83,134
5,113	Community Trust Bancorp, Inc.	175,488
8,739	Compass Diversified Holdings	153,369
1,666	Everest Re Group Ltd	266,593
15,949	EZCORP, Inc. *	194,897
12,668	F.N.B Corporation	155,056
7,303	First American Financial Corporation	204,630
17,609	First Commonwealth Financial Corporation	151,437
8,716	First Financial Bancorp.	141,722
7,400	First Midwest Bancorp, Inc.	118,400
12,763	Fulton Financial Corporporation	152,518
4,717	Genworth Financial, Inc. *	80,142
5,147	Hancock Holding Company	173,866
4,929	HCC Insurance Holdings, Inc.	231,564
5,292	Horace Mann Educators Corporation	154,579
14,260	Huntington Bancshares, Inc.	132,190
2,902	Infinity Property & Casualty Corporation	185,757
5,182	International Bancshares Corporation	124,886
9,083	Janus Capital Group, Inc.	106,089
2,533	JPMorgan Chase & Company	140,759
4,068	Kemper Corporation	142,177
10,852	KeyCorp	148,564
2,979	Legg Mason, Inc.	145,494
4,656	Loews Corporation	200,813
6,381	MBIA, Inc. *	75,041
5,320	Mercury General Corporation	250,838
2,290	Metlife, Inc.	116,630
15,302	National Bank Holdings Corporation	299,460
12,960	National Penn Bancshares, Inc.	133,229
3,517	Navigators Group, Inc. *	219,144
7,233	NBT Bancorp, Inc.	164,334
14,565	Northwest Bancshares, Inc.	193,860
7,440	OFG Bancorp	134,366
9,804	Old Republic International Corporation	167,648
15,982	Oritani Financial Corporation	240,849
2,518	PartnerRe Ltd	270,358
6,599	PHH Corporation *	168,077
3,433	Piper Jaffray Companies *	151,155
2,039	PNC Financial Services Group, Inc.	173,866
2,097	Protective Life Corporation	109,673

7,957	Provident Financial Services, Inc.	134,712
11,506	Regions Financial Corporation	117,246
2,267	Reinsurance Group of America, Inc.	177,189
3,249	Renaissancere Holdings Ltd	338,448
6,793	Selective Insurance Group, Inc.	161,470
10,839	Susquehanna Bancshares, Inc.	107,089
8,216	Symetra Financial Corporation	171,304
16,917	TCP Capital Corporation	290,296
2,739	The Chubb Corporation	253,796
3,563	The Hanover Insurance Group, Inc.	213,958
2,643	The Travelers Companies, Inc.	246,988
27,462	TrustCo Bank Corporation NY	176,581
5,845	Trustmark Corporation	135,312
7,700	Umpqua Holdings Corporation	127,589
7,417	Union Bankshares Corporation	185,202
5,969	United Bankshares, Inc.	180,861
6,654	United Fire Group, Inc.	184,649
7,551	Validus Holdings Ltd	281,879
19,964	Valley National Bancorp	193,451
9,339	Viewpoint Financial Group, Inc.	232,074
5,987	W.R. Berkley Corporation	266,841
14,331	Walker & Dunlop, Inc. *	211,812
3,678	Webster Financial Corporation	110,046
3,695	Wintrust Financial Corporation	161,028
4,651	XL Group PLC	150,971
4,057	Zions Bancorporation	115,990
		15,673,055
Health Care - 12.2%
9,688	Abbott Laboratories	387,617
2,574	Aetna, Inc.	199,614
3,331	Amgen, Inc.	386,363
7,158	AMN Healthcare Services, Inc. *	80,170
3,885	Amsurg Corporation *	175,913
3,942	Baxter International, Inc.	293,324
2,599	Becton Dickinson & Company	305,902
11,639	Boston Scientific Corporation *	149,328
8,702	Bristol Myers Squibb Company	432,838
3,316	Cardinal Health, Inc.	234,209
3,490	Chemed Corporation	307,399
2,613	Community Health Systems, Inc. *	109,145
3,027	Computer Programs & Systems, Inc.	192,457
3,487	CONMED Corporation	156,566
3,118	Covidien PLC	227,957
1,948	CR Bard, Inc.	288,129
3,837	Davita Healthcare Partners, Inc. *	270,854
4,290	DENTSPLY International, Inc.	202,874
8,664	Eli Lilly & Company	518,627
8,689	Emergent BioSolutions, Inc. *	188,464
5,653	Endo International PLC *	399,045
2,919	Express Scripts Holding Company *	208,621
22,901	Globus Medical, Inc. *	553,746
4,477	Hanger, Inc. *	136,011
3,977	Health Net, Inc. *	159,000
3,660	HEALTHSOUTH Corporation	128,539

1,962	Henry Schein, Inc. *	234,753
3,072	Hill-Rom Holdings, Inc.	121,928
1,849	Humana, Inc.	230,127
5,888	ICU Medical, Inc. *	353,692
6,434	Impax Laboratories, Inc. *	178,608
5,701	Invacare Corporation	94,067
5,344	Johnson & Johnson	542,202
5,076	Kindred Healthcare, Inc.	125,986
3,080	Laboratory Corp. of America Holdings *	315,946
2,715	Lifepoint Hospitals, Inc. *	166,267
5,542	Magellan Health Services, Inc. *	337,452
1,404	McKesson Corporation	266,255
6,759	MedAssets, Inc. *	158,296
7,518	Merck & Company, Inc.	434,991
7,894	Meridian Bioscience, Inc.	161,117
3,117	Molina Healthcare, Inc. *	134,312
9,184	Myriad Genetics, Inc. *	304,541
3,048	Omnicare, Inc.	193,700
5,139	Owens & Minor, Inc.	178,221
6,121	Patterson Companies, Inc.	239,698
21,104	PDL BioPharma, Inc.	197,744
6,510	PharMerica Corporation *	176,681
8,804	Quality Sytems, Inc.	137,078
6,715	Quest Diagnostics, Inc.	402,161
3,718	Questcor Pharmaceuticals, Inc.	335,103
5,126	ResMed, Inc.	256,608
13,521	Select Medical Holdings Corporation	204,843
2,573	St Jude Medical, Inc.	166,988
3,447	Steris Corporation	184,483
2,287	Stryker Corporation	193,229
5,476	The Ensign Group, Inc.	256,824
2,585	UnitedHealth Group, Inc.	205,844
2,302	Varian Medical Systems, Inc. *	189,800
4,917	VCA Antech, Inc. *	165,457
1,606	WellCare Health Plans, Inc. *	124,385
1,974	WellPoint, Inc.	213,903
2,137	Zimmer Holdings, Inc.	222,996
		15,098,998
Industrials - 10.9%
2,005	3M Company	285,813
5,361	AAR Corporation	130,272
6,053	ABM Industries, Inc.	165,065
20,348	ACCO Brands Corporation *	122,495
4,874	AECOM Technology Corporation *	156,650
2,184	AGCO Corporation	117,849
1,574	Alaska Air Group, Inc.	154,976
2,082	Alliant Techsystems, Inc.	262,936
2,036	American Railcar Industries, Inc.	132,951
3,330	American Science & Engineering, Inc.	223,443
2,903	Applied Industrial Technologies, Inc.	138,241
13,908	Blount International, Inc. *	169,399
6,390	Brady Corporation	173,361
6,989	Briggs & Stratton Corporation	143,834
4,060	Brinks Company	108,402

1,902	Caterpillar, Inc.	194,441
3,529	Cintas Corporation	219,221
6,663	Comfort Systems USA, Inc.	109,939
2,986	Con-way, Inc.	137,983
5,325	CSX Corporation	156,555
842	Cummins, Inc.	128,767
2,326	Deere & Company	212,061
2,112	Deluxe Corporation	118,462
1,801	Dover Corporation	157,011
2,087	Dun & Bradstreet Corporation	215,483
3,458	EMCOR Group, Inc.	153,950
6,448	Engility Holdings, Inc. *	249,215
1,248	FedEx Corporation	179,912
5,555	FTI Consulting, Inc. *	179,260
3,537	General Cable Corporation	90,194
2,463	General Dynamics Corporation	290,930
4,499	Harsco Corporation	121,383
15,652	Hawaiian Holdings, Inc. *	241,667
2,947	HNI Corporation	110,306
911	Hyster Yale Materials Handling, Inc.	76,597
5,985	ICF International, Inc. *	222,642
2,248	Ingersoll-Rand PLC	134,475
4,301	Insperity, Inc.	137,718
17,544	JetBlue Airways Corporation *	169,475
2,142	Joy Global, Inc.	122,415
3,827	Kaman Corporation	162,762
3,694	KBR, Inc.	89,727
4,143	Kelly Services, Inc.	73,580
2,456	Kennametal, Inc.	110,618
7,772	Knoll, Inc.	136,321
4,243	Landstar System, Inc.	275,498
2,355	Lockheed Martin Corporation	385,396
12,569	Marten Transport Ltd	302,787
4,898	Matson, Inc.	120,344
4,127	McGrath Rentcorp	141,474
5,205	MYR Group, Inc. *	130,229
8,636	Navigant Consulting, Inc. *	145,344
2,006	Norfolk Southern Corporation	202,105
2,055	Northrop Grumman Corporation	249,785
1,809	Oshkosh Corporation	97,776
7,798	Pitney Bowes, Inc.	215,459
5,025	Quad/Graphics, Inc.	105,425
3,642	Raytheon Company	355,350
12,651	Republic Airways Holdings, Inc. *	133,089
9,302	Republic Services, Inc.	329,291
10,511	Resources Connection, Inc.	130,336
3,605	Robert Half International, Inc.	164,352
3,449	Rockwell Collins, Inc.	272,609
8,794	RR Donnelley & Sons Co.	139,297
11,874	SkyWest, Inc.	135,839
7,991	Southwest Airlines Company	211,362
4,524	Spirit Aerosystems Holdings, Inc. *	146,804
7,359	Steelcase, Inc.	120,614
8,137	The ADT Corporation	262,011

2,075	Timken Company	133,257
4,487	Titan International, Inc.	70,939
1,557	UniFirst Corporation	154,065
3,768	United Stationers, Inc.	150,079
3,467	URS Corporation	156,015
1,056	Valmont Industries, Inc.	163,627
4,761	Viad Corporation	109,217
5,659	Wabash National Corporation *	77,472
6,609	Waste Management, Inc.	295,290
8,862	Werner Enterprises, Inc.	233,957
		13,505,251
Information Technology - 17.8%
3,725	Accenture PLC	303,401
19,746	Activision Blizzard, Inc.	410,322
8,733	Amdocs Ltd	420,232
28,004	Amkor Technology, Inc. *	283,120
2,070	Anixter International, Inc.	213,210
3,475	Arrow Electronics, Inc. *	200,507
4,839	Avnet, Inc.	210,835
9,309	Benchmark Electronics, Inc. *	215,876
16,307	Booz Allen Hamilton Holding Corporation	360,874
7,931	Broadcom Corporation	252,761
8,224	Broadridge Financial Solutions, Inc.	337,348
21,038	Brocade Communications Systems, Inc. *	191,867
7,719	CA, Inc.	221,458
5,405	Cabot Microelectronics Corporation *	232,577
3,500	CACI International, Inc. *	249,900
12,610	Checkpoint Systems, Inc. *	163,930
7,063	Cirrus Logic, Inc. *	156,304
4,743	Computer Sciences Corporation	298,287
24,910	Compuware Corporation	246,609
17,527	Comverse, Inc. *	433,793
11,224	Convergys Corporation	244,908
12,308	Conversant, Inc. *	290,223
5,606	CoreLogic, Inc. *	159,939
10,907	CSG Systems International, Inc.	286,527
13,305	Daktronics, Inc.	165,115
3,370	DST Systems, Inc.	307,175
77,963	Earthlink Holdings Corporation	283,785
9,286	EMC Corporation	246,636
11,909	Entegris, Inc. *	136,596
24,492	Epiq Systems, Inc.	295,374
1,701	F5 Networks, Inc. *	184,644
11,282	Fairchild Semiconductor International *	165,507
6,200	Fidelity National Information Services, Inc.	335,730
12,503	Forrester Research, Inc.	472,863
20,003	Global Cash Access Holdings, Inc. *	178,027
4,154	Global Payments, Inc.	284,798
26,516	Harmonic, Inc. *	191,976
3,759	Harris Corporation	290,383
3,975	Heartland Payment Systems, Inc.	164,764
9,580	Hewlett-Packard Company	320,930
4,461	IAC/InterActiveCorp	295,363
10,925	Ingram Micro, Inc. *	303,387

6,864	Insight Enterprises, Inc. *	186,564
11,901	Intel Corporation	325,135
8,917	InterDigital, Inc.	338,757
2,088	International Business Machines Corporation	384,944
19,816	Intersil Corporation	278,811
4,472	Intuit, Inc.	354,585
11,510	Jabil Circuit, Inc.	216,618
3,100	KLA-Tencor Corporation	203,112
924	Knowles Corporation *	26,066
11,722	Kulicke and Soffa Industries, Inc. *	165,163
30,531	Lattice Semiconductor Corporation *	241,500
6,524	Lexmark International, Inc.	284,381
18,062	Liquidity Services, Inc. *	277,794
9,067	ManTech International Corporation	267,386
15,790	Marvell Technology Group Ltd	245,850
9,902	Maxim Integrated Products, Inc.	339,143
24,610	Micrel, Inc.	262,097
9,199	Microsoft Corporation	376,607
27,803	Monster Worldwide, Inc. *	157,365
5,184	NetApp, Inc.	191,860
5,204	Netgear, Inc. *	171,055
6,454	NeuStar, Inc. *	180,841
10,405	Newport Corporation *	192,805
13,436	NVIDIA Corporation	255,284
10,011	OmniVision Technologies, Inc. *	225,047
6,778	Oracle Corporation	284,812
4,727	Plantronics, Inc.	214,322
4,226	Plexus Corporation *	176,478
20,800	QLogic Corporation *	206,752
10,443	Rovi Corporation *	252,407
2,184	SanDisk Corporation	211,040
9,017	Sanmina Corporation *	183,496
5,544	ScanSource, Inc. *	205,682
2,099	Seagate Technology PLC	112,779
5,572	Skyworks Solutions, Inc.	241,323
11,163	Super Micro Computer, Inc. *	240,005
12,327	Sykes Enterprises, Inc. *	248,759
12,133	Symantec Corporation	266,805
3,671	Synnex Corporation *	242,690
3,931	TE Connectivity Ltd	233,737
12,032	TeleTech Holdings, Inc. *	317,404
6,201	Texas Instruments, Inc.	291,323
19,183	TTM Technologies , Inc. *	143,873
4,691	Unisys Corporation *	110,098
1,942	Western Digital Corporation	170,605
19,510	Western Union Company	315,477
18,551	Xerox Corporation	229,105
		22,055,603
Materials - 3.7%
3,491	A. Schulman, Inc.	122,918
1,872	Albemarle Corporation	129,524
7,273	American Vanguard Corporation	110,695
1,104	Ashland, Inc.	113,712
3,023	Avery Dennison Corporation	153,266

1,660	Axiall Corporation	76,709
7,274	Bemis, Inc.	301,216
3,789	Cliffs Natural Resources, Inc.	59,412
9,445	Coeur Mining Inc. *	64,604
5,238	Commercial Metals Company	92,974
1,425	Domtar Corporation	129,504
2,664	Dow Chemical Company	138,848
2,772	Freeport-McMoRan Copper & Gold, Inc.	94,387
11,695	FutureFuel Corporation	200,920
3,146	Greif, Inc.	171,835
2,679	Innophos Holdings, Inc.	140,647
2,962	Koppers Holdings, Inc.	107,639
4,177	Kraton Performance Polymers, Inc. *	103,882
1,200	LyondellBasell Industries NV	119,484
3,105	Materion Corporation	105,849
6,963	Myers Industries, Inc.	147,964
3,332	Neenah Paper, Inc.	162,535
14,959	Newmont Mining Corporation	342,412
5,508	Olin Corporation	150,093
1,138	Quaker Chemical Corporation	84,246
1,474	Reliance Steel & Aluminum Company	106,054
11,257	Resolute Forest Products, Inc. *	168,517
3,759	Schnitzer Steel Industries, Inc.	93,674
3,958	Schweitzer-Mauduit International, Inc.	164,969
5,190	Sonoco Products Company	219,226
3,372	The Mosaic Company	168,566
3,049	The Scotts Miracle-Gro Company	182,788
		4,529,069
Telecommunication Services - 2.3%
14,447	AT&T, Inc.	512,435
2,894	Atlantic Tele-Network, Inc.	161,543
11,782	CenturyLink, Inc.	443,828
50,419	Frontier Communications Corporation	291,926
18,566	Premiere Global Services, Inc. *	241,544
6,602	Shenandoah Telecommunications Company	182,281
7,474	Telephone & Data Systems, Inc.	207,104
5,703	United States Cellular Corporation	244,944
9,885	Verizon Communications, Inc.	493,855
28,800	Vonage Holdings Corporation *	109,440
		2,888,900
Utilities - 3.2%
4,242	AGL Resources, Inc.	226,438
4,346	Ameren Corporation	171,015
3,909	American Electric Power, Inc.	208,545
4,884	Avista Corporation	152,918
2,345	DTE Energy Company	178,501
3,708	Edison International	204,459
5,522	El Paso Electric Company	210,443
5,964	Entergy Corporation	449,805
16,431	Exelon Corporation	605,154
6,323	Northwest Natural Gas Company	286,242
2,257	Pinnacle West Capital Corporation	125,083
4,382	PNM Resources, Inc.	124,712
5,095	Portland General Electric Company	168,492

5,689	Public Service Enterprise Group, Inc.	221,643
2,033	Southwest Gas Corporation	106,448
8,302	Teco Energy, Inc.	143,376
6,248	The AES Corporation	88,097
2,992	UGI Corporation	145,621
4,096	Vectren Corporation	163,348
		3,980,340
TOTAL COMMON STOCKS (Cost $116,370,370)		118,487,864
REITS - 3.7%
Financials - 3.7%
11,448	American Capital Agency Corporation	271,661
13,154	American Capital Mortgage Investment Corporation	268,736
53,694	Anworth Mortgage Asset Company	289,948
16,992	Apollo Commercial Real Estate Finance, Inc.	284,616
10,955	Ashford Hospitality Trust, Inc.	117,219
8,313	Brandywine Realty Trust	127,189
2,964	Camden Property Trust	208,191
20,264	Capstead Mortgage Corporation	266,877
7,321	Chesapeake Lodging Trust	213,554
68,080	Chimera Investment Corporation	214,452
10,021	Colony Financial, Inc.	222,065
31,930	CYS Investments, Inc.	295,033
10,234	Diamondrock Hospitality Company	127,106
3,117	EPR Properties	168,069
8,090	Government Properties Income Trust	206,457
15,276	Hatteras Financial Corporation	309,950
13,352	Invesco Mortgage Capital, Inc.	237,132
7,636	Mack-Cali Realty Corporation	166,083
14,870	Piedmont Office Realty Trust, Inc.	276,879
9,717	RAIT Financial Trust	76,181
27,670	Two Harbors Investment Corporation	291,365
TOTAL REITS (Cost $4,476,309)		4,638,763
CLOSED END MUTUAL FUNDS - 0.4%
Financials - 0.4%
5,448	American Capital Ltd *	80,412
12,241	Hercules Technology Growth Capital, Inc.	186,553
6,306	Triangle Capital Corporation	165,533
TOTAL CLOSED END MUTUAL FUNDS (Cost $425,027)		432,498
MONEY MARKET FUNDS - 0.1%
156,920	Short Term Investment Trust Liquid Assets Portfolio, 0.06% (a)	156,920
TOTAL MONEY MARKET FUNDS (Cost $156,920)		156,920
TOTAL INVESTMENTS - 99.9% (Cost $121,428,626)		123,716,045
Other Assets in Excess of Liabilities - 0.1%		142,201
NET ASSETS - 100.0%		$123,858,246

(a)	Annualized seven-day yield as of May 31, 2014
*	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at May 31, 2014 (Unaudited)

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds' net assets as of May 31, 2014:

Vident International Equity Fund
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$678,010,694	$2,552,911	$-	$680,563,605
Exchange Traded Notes	14,641,150	-	-	14,641,150
Preferred Stocks	8,601,241	11,140	-	8,612,381
REITs	5,594,058	-	-	5,594,058
Rights	-	0	-	0
Warrants	-	101,864	-	101,864
Money Market Funds	-	23,031	-	23,031
Total Investments in Securities	$706,847,143	$2,688,946	$-	$709,536,089

^See Schedule of Investments for breakout of investments by country classification.

Vident Core US Equity Fund
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$118,487,864	$-	$-	$118,487,864
REITs	4,638,763	-	-	4,638,763
Closed End Mutual Funds	432,498			432,498
Money Market Funds	-	156,920	-	156,920
Total Investments in Securities	$123,559,125	$156,920	$-	$123,716,045
^See Schedule of Investments for breakout of investments by sector classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)    /s/ Michael Castino
Michael A. Castino, President

Date           7/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Michael Castino
Michael A. Castino, President

Date           7/28/14

By (Signature and Title)*    /s/ Paul Fearday
Paul R. Fearday, Treasurer

Date           7/25/14

* Print the name and title of each signing officer under his or her signature.